AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Reclassification adjustments, included in net income
Income tax expense	SFr (293)	SFr 1,012
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(5)	9
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	56	6
Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Sale of subsidiaries	56	6
of which net releases	55
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	(1)
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	20	34
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	28	45
Income tax expense	(8)	(11)
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	(7)
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	SFr 71	SFr 41